Cash and cash equivalents	6 Months Ended
Jun. 30, 2020
Cash and cash equivalents
Cash and cash equivalents

12. Cash and cash equivalents

Included in cash and cash equivalents are cash balances held at bank, term deposits with maturities of less than three months at inception and investments in money market funds. Money market funds have been classified as cash and cash equivalents as they are low risk instruments, readily convertible to a known amount of cash and are subject to an insignificant risk of change in value. Management’s intention is to manage these funds as cash and to use them to meet short term cash requirements.